Fees and Expenses	Jan. 27, 2026
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.59%	0.59%	0.59%	0.59%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.30%	0.11%	0.08%	0.02%
Shareholder Service Plan fees	0.21%[1]	None	None	None
Other expenses	0.09%	0.11%	0.08%	0.02%
Total Annual Fund Operating Expenses	0.89%	0.70%	0.67%	0.61%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$91	$72	$68	$62
3 Years	284	224	214	195
5 Years	493	390	373	340
10 Years	1,096	871	835	762

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	63.00%
Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.29%	0.16%	0.05%	0.02%
Shareholder Service Plan fees	0.19%[1]	None	None	None
Other expenses	0.10%	0.16%	0.05%	0.02%
Total Annual Fund Operating Expenses	1.00%	0.87%	0.76%	0.73%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$102	$89	$78	$75
3 Years	318	278	243	233
5 Years	552	482	422	406
10 Years	1,225	1,073	942	906

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.31%	0.12%	0.08%	0.05%
Shareholder Service Plan fees	0.18%[1]	None	None	None
Other expenses	0.13%	0.12%	0.08%	0.05%
Total Annual Fund Operating Expenses	1.11%	0.92%	0.88%	0.85%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$113	$94	$90	$87
3 Years	353	293	281	271
5 Years	612	509	488	471
10 Years	1,352	1,131	1,084	1,049

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	68.00%
Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.77%	0.77%	0.77%	0.77%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.34%	0.18%	0.11%	0.05%
Shareholder Service Plan fees	0.20%[1]	None	None	None
Other expenses	0.14%	0.18%	0.11%	0.05%
Total Annual Fund Operating Expenses	1.11%	0.95%	0.88%	0.82%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$113	$97	$90	$84
3 Years	353	303	281	262
5 Years	612	525	488	455
10 Years	1,352	1,166	1,084	1,014

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	65.00%
Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.33%	0.16%	0.09%	0.03%
Shareholder Service Plan fees	0.22%[1]	None	None	None
Other expenses	0.11%	0.16%	0.09%	0.03%
Total Annual Fund Operating Expenses	1.06%	0.89%	0.82%	0.76%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$108	$91	$84	$78
3 Years	337	284	262	243
5 Years	585	493	455	422
10 Years	1,294	1,096	1,014	942

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.99%	0.99%	0.99%	0.99%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.34%	0.18%	0.09%	0.05%
Shareholder Service Plan fees	0.19%[1]	None	None	None
Other expenses	0.15%	0.18%	0.09%	0.05%
Total Annual Fund Operating Expenses	1.33%	1.17%	1.08%	1.04%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$135	$119	$110	$106
3 Years	421	372	343	331
5 Years	729	644	595	574
10 Years	1,601	1,420	1,317	1,271

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.32%	0.10%	0.06%	0.03%
Shareholder Service Plan fees	0.22%[1]	None	None	None
Other expenses	0.10%	0.10%	0.06%	0.03%
Total Annual Fund Operating Expenses	0.85%	0.63%	0.59%	0.56%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$87	$64	$60	$57
3 Years	271	202	189	179
5 Years	471	351	329	313
10 Years	1,049	786	738	701

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	69.00%
Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.45%	0.26%	0.27%	0.17%
Shareholder Service Plan fees	0.24%[1]	None	None	None
Other expenses	0.21%	0.26%	0.27%	0.17%
Total Annual Fund Operating Expenses	0.84%	0.65%	0.66%	0.56%
Less: Fee waivers and/or expense reimbursements[2]	0.10%	0.17%	0.21%	0.15%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.74%	0.48%	0.45%	0.41%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

[2] Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.48%, 0.45% and 0.41% of average net assets, respectively. Each of these undertakings lasts until January 27, 2027 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.48%, 0.45% and 0.41% of the class's average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$76	$49	$46	$42
3 Years	258	191	190	164
5 Years	456	345	347	298
10 Years	1,028	794	803	687

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	144.00%